Leases - Schedule of Maturities of Finance Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Maturities of Finance Lease Liabilities [Abstract]
Less than 1 year	$ 243,921	$ 322,296
More than 1 year	103,824	221,097
Total undiscounted lease payments	347,745	543,393
Less: Interest	(10,139)	(18,838)
Finance lease liabilities	337,606	524,555
Current liabilities	235,513	308,125
Non-current liabilities	$ 102,093	$ 216,430